Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Employee Stock Purchase Plan Stock Rights

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of the ESPP stock rights. For stock rights issued in the years ended December 31, 2014 and 2013, the following assumptions were used:

	Year Ended December 31,
	2014	2013
Risk-free interest rate	0.06% - 0.09%	0.09%
Expected volatility	94.99% - 103.36%	88.68%
Weighted average expected volatility	100.39%	88.68%
Expected life (in years)	0.50	0.50
Expected dividend yield	0.00	0.00%

Summary of Option Activity

The following table summarizes the option activity of the Company:

	Total Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2013	2,556,269	$3.47
Granted	443,995	2.96
Exercised	—	—
Cancelled	—	—

Balance at December 31, 2014	3,000,264	$3.39	7.86 years	$—

Exercisable at December 31, 2014	1,739,455	$3.39	7.60 years	$—

Schedule of Assumptions Used to Determine Fair Value of Option Grants

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the years ended December 31, 2014 and 2013, the following assumptions were used:

	Year ended December 31,
	2014	2013
Risk-free interest rate	1.60% - 2.73%	0.71% - 2.19%
Expected volatility	97.91% - 107.01%	74.53% - 107.30%
Weighted average expected volatility	101.52%	76.27%
Expected life (in years)	5.20 - 10.00	5.20 - 10.00
Expected dividend yield	0.00%	0.00%